long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Millions	Jun. 30, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2019 CAD ($)
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,250		$ 2,250
Current portion of non-current borrowings	562		1,332
Long-term debt	18,518		18,474	$ 16,579
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	1,400		1,400
Long-term debt		$ 781	$ 1,015
TELUS Corporation credit facility
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	2,250
Current portion of non-current borrowings	$ 0